VESSELS UNDER CAPITAL LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Book value of vessels under capital lease [Table Text Block]

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2009	2,763,289	(1,022,623)	1,740,666
Disposals	(272,374)	224,633
Transfer to vessels and equipment	(176,000)	63,429
Depreciation	—	(152,828)
Balance at December 31, 2010	2,314,915	(887,389)	1,427,526
Disposals	(153,136)	87,678
Transfer to vessels and equipment	(88,000)	34,267
Lease modification	—	(156,310)
Depreciation	—	(129,853)
Balance at December 31, 2011	2,073,779	(1,051,607)	1,022,172
Disposals	(110,625)	100,806
Lease modification	9,115	—
Impairment loss	(32,042)	—
Depreciation	—	(96,337)
Balance at December 31, 2012	1,940,227	(1,047,138)	893,089

Schedule of future minimum lease payments for capital leases
The outstanding obligations under capital leases are payable as follows:

(in thousands of $)
Year ending December 31,
2013	111,508
2014	110,247
2015	144,957
2016	143,964
2017	140,160
Thereafter	663,869
Minimum lease payments	1,314,705
Less: imputed interest	(364,145)
Present value of obligations under capital leases	950,560

Summary of company activity with non consolidated lessor entities
The following table discloses information about the Company's activity with these non-consolidated lessor entities in the three year period ended December 31, 2012:

(in thousands of $)	2012	2011	2010
Exercise of purchase option	—	56,090	—
Repayments of principal obligations under capital leases	11,665	56,113	20,579
Contingent rental expense	2,436	—	—
Interest expense for capital leases	6,301	11,248	14,862
Deferred lease obligation	3,795	—	—